Capital Structure - Additional Information (Details) - USD ($)					9 Months Ended	12 Months Ended
	Sep. 23, 2025	Aug. 20, 2025	Jul. 22, 2025	Jun. 12, 2025	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Stockholders' Deficit [Line Items]
Number of shares authorized						785,000,000
Preferred shares authorized						45,000,000	45,000,000
Preferred stock, par value (in Dollars per share)						$ 0.0001	$ 0.0001
Preferred stock, shares issued						5,423,606	0
Preferred stock, shares outstanding						5,423,606	0
Common stock, shares authorized						740,000,000	200,000,000
Common stock voting rights						The holder of each share of Common Stock is entitled to one vote.
Dividends Payable						$ 0
Common stock reserved for future issuance						67,332,122
Preferred stock, liquidation preference per share						$ 10
Preferred stock, convertible, conversion price						$ 10
Preferred stock, voting rights						Except as otherwise required by law or as set forth in the Certificate of Designations, the holders of shares of Series A Preferred Stock are entitled to vote, together with the holders of shares of Common Stock and not separately as a class, on all matters upon which holders of shares of Common Stock have the right to vote. The holders of shares of Series A Preferred Stock are entitled to one vote for each share of Common Stock that such share of Series A Preferred Stock would otherwise be convertible into pursuant to a Deemed Conversion on the record date for the determination of the stockholders entitled to vote.
PIPE SPA [Member]
Stockholders' Deficit [Line Items]
Common stock reserved for future issuance						1,250,000
Semnur/Biconomy SPA [Member]
Stockholders' Deficit [Line Items]
Common stock reserved for future issuance						6,250,000
2025 Inducement Plan [Member]
Stockholders' Deficit [Line Items]
Common stock reserved for future issuance						2,400,000
Consulting Services Agreement with 450W42ND MIMA, LLC [Member]
Stockholders' Deficit [Line Items]
Number of Shares Issued in Transaction			3,200,000			0
Consulting Services Agreement with JW Investment Management Company Limited [Member]
Stockholders' Deficit [Line Items]
Percentage of cash financing service fee				7.00%		7.00%
Stockholder Agreement [Member] | Maximum [Member]
Stockholders' Deficit [Line Items]
Issuance of capital rate						55.00%
Series A Preferred Stock [Member]
Stockholders' Deficit [Line Items]
Preferred stock, shares issued						5,423,606
Preferred stock, shares outstanding							5,423,606
Stock Option [Member]
Stockholders' Deficit [Line Items]
Common stock reserved for future issuance						50,000,000
Conversion of Outstanding Warrants [Member]
Stockholders' Deficit [Line Items]
Common stock reserved for future issuance						7,432,122
Common Stock [Member]
Stockholders' Deficit [Line Items]
Number of Shares Issued in Transaction			3,200,000
Common Stock [Member] | PIPE SPA [Member]
Stockholders' Deficit [Line Items]
Number of Shares Issued in Transaction		1,250,000
Common Stock [Member] | Semnur/Biconomy SPA [Member]
Stockholders' Deficit [Line Items]
Number of Shares Issued in Transaction	6,250,000
Common Stock [Member] | Consulting Services Agreement with Wise Orient Investments Limited [Member]
Stockholders' Deficit [Line Items]
Number of Shares Issued in Transaction			3,200,000			4,000,000
Common Stock [Member] | Consulting Services Agreement with JW Investment Management Company Limited [Member]
Stockholders' Deficit [Line Items]
Number of Shares Issued in Transaction			8,000,000	10,000,000		10,000,000
Common Stock [Member] | Stock Issuance Agreement With Law Firm [Member]
Stockholders' Deficit [Line Items]
Number of Shares Issued in Transaction			10,000,000		10,000,000	12,500,000